Expense Example	Apr. 29, 2026 USD ($)
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,321
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,522
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Supra Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,271
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	806
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 987